Note 11 - Stock Options - Stock Options by Exercise Price Range (Details) shares in Thousands	9 Months Ended
Sep. 30, 2019 $ / shares shares
Options Outstanding, weighted average exercise price (in dollars per share)	$ 23.38
Options Outstanding, number of options (in shares) | shares	731
Options Exercisable, weighted average exercise price (in dollars per share)	$ 30.07
Options Exercisable, weighted average remaining life in years (Year)	5 years 9 months 18 days
Options exercisable, number of options exercisable (in shares) | shares	550
Price Range 1 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 1.11
Range of Exercise Price, upper (in dollars per share)	1.38
Options Outstanding, weighted average exercise price (in dollars per share)	$ 1.11
Options Outstanding, number of options (in shares) | shares	73
Options Exercisable, weighted average exercise price (in dollars per share)	$ 1.11
Options Exercisable, weighted average remaining life in years (Year)	2 years 2 months 12 days
Options exercisable, number of options exercisable (in shares) | shares	73
Price Range 2 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 1.39
Range of Exercise Price, upper (in dollars per share)	3.05
Options Outstanding, weighted average exercise price (in dollars per share)	$ 1.39
Options Outstanding, number of options (in shares) | shares	37
Options Exercisable, weighted average exercise price (in dollars per share)	$ 1.39
Options Exercisable, weighted average remaining life in years (Year)	2 years 10 months 24 days
Options exercisable, number of options exercisable (in shares) | shares	37
Price Range 3 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 3.06
Range of Exercise Price, upper (in dollars per share)	196.79
Options Outstanding, weighted average exercise price (in dollars per share)	$ 3.06
Options Outstanding, number of options (in shares) | shares	580
Options Exercisable, weighted average exercise price (in dollars per share)	$ 3.06
Options Exercisable, weighted average remaining life in years (Year)	7 years 2 months 12 days
Options exercisable, number of options exercisable (in shares) | shares	399
Price Range 4 [Member]
Range of Exercise Price, lower (in dollars per share)	$ 196.80
Range of Exercise Price, upper (in dollars per share)	656.40
Options Outstanding, weighted average exercise price (in dollars per share)	$ 370.21
Options Outstanding, number of options (in shares) | shares	41
Options Exercisable, weighted average exercise price (in dollars per share)	$ 370.21
Options Exercisable, weighted average remaining life in years (Year)	8 months 12 days
Options exercisable, number of options exercisable (in shares) | shares	41